Great Pacific Shares [Member] Expense Example - Great Pacific - TEMPCASH - Great Pacific Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	$ 265